Derivative Instruments - Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Realized (losses) gains	$ 2,453	$ 382	$ (10,643)
Unrealized gains (losses)	579	937	9,679
Total realized and unrealized gain (loss) on derivatives	3,032	1,319	(964)
Interest Rate Swap Agreements
Derivative [Line Items]
Realized (losses) gains	2,316	(994)	(12,797)
Unrealized gains (losses)	636	2,099	13,681
Stock Purchase Warrant
Derivative [Line Items]
Unrealized gains (losses)	0	(287)	(4,877)
Time-charter Swap Agreement
Derivative [Line Items]
Realized (losses) gains	0	1,106	2,154
Unrealized gains (losses)	0	(875)	875
Forward freight agreements
Derivative [Line Items]
Realized (losses) gains	137	270	0
Unrealized gains (losses)	$ (57)	$ 0	$ 0